Shareholder Report, Line Graph (Details) 74200001170_Franklin Utilities Fund_Class A1_TSR Annual {Class A1} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name											Class A1 (with sales charge)
Accumulated Value	$ 23,814	$ 16,907	$ 17,694	$ 16,745	$ 14,898	$ 16,297	$ 12,772	$ 12,560	$ 11,380	$ 9,625	$ 27,171
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	33,598	24,852	20,631	25,045	18,992	16,514	16,046	13,647	11,496	10,000	$ 39,447
S&P 500 Utilities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Utilities Index
Accumulated Value	25,264	17,814	19,159	18,147	16,347	17,202	13,534	13,149	11,737	10,000	$ 28,094
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 35,315	$ 25,900	$ 21,296	$ 25,194	$ 19,380	$ 16,830	$ 16,143	$ 13,691	$ 11,543	$ 10,000	$ 41,530